Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	330,654	-	330,654
Vessel disposals	(132,950)	15,249	(117,701)
Depreciation	-	(109,653)	(109,653)
Balance, December 31, 2012	2,562,411	(502,841)	2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(120,530)	(120,530)
Balance, December 31, 2013	$2,872,458	$(623,371)	$2,249,087

Drilling rigs, drillships, machinery and equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	82,940	-	82,940
Disposals	(4,148)	3,835	(313)
Depreciation	-	(223,813)	(223,813)
Balance, December 31, 2012	$5,021,508	$(574,778)	$4,446,730
Additions	1,616,335	-	$1,616,335
Depreciation	-	(234,834)	(234,834)
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231